Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash
Total Assets	0	0
Liabilities
Accounts payable and accrued expenses	12,602	533
Due to related party	30,414	3,140
Total Current Liabilities	43,016	3,673
Total Liabilities	43,016	3,673
Stockholders' Deficit
Common stock, $0.001 par value; 780,000,000 shares authorized; 730,039,317 issued and outstanding, respectively	730,039	730,039
Preferred stock, $0.001 par value; 20,000,000 shares authorized; 1,259,858 issued and outstanding, respectively	1,260	1,260
Additional paid-in capital	35,916,149	35,916,149
Accumulated deficit	(36,690,464)	(36,651,121)
Total Stockholders' Deficit	(43,016)	(3,673)
Total Liabilities and Stockholders' Deficit	$ 0	$ 0